EATON VANCE CORE PLUS BOND FUND

Supplement to Prospectus dated February 1, 2019

Effective June 24, 2019:

1. The following replaces the last two sentences of the first paragraph of “Principle Investment Strategies” under “Fund Summary”:

The Fund seeks to maintain an average effective duration range of within +/- 50% of the Bloomberg Barclays U.S. Aggregate Bond Index’s duration.

2.  The following replaces “Portfolio Managers.” under “Fund Summary”:

Portfolio Managers.

Matthew T. Buckley, Vice President of BMR, has managed the Fund since May 2015.

John H. Croft, Vice President of BMR, has managed the Fund since June 2019.

Vishal Khanduja, Vice President of BMR, has managed the Fund since June 2019.

3.  The following replaces the sixth paragraph under “Management and Organization”:

The Fund is managed by a team of portfolio managers consisting of Matthew T. Buckley (since May 2015), John H. Croft (since June 2019) and Vishal Khanduja (since June 2019). Messrs. Buckley, Croft and Khanduja are each a Vice President of Eaton Vance and BMR. Messrs. Buckley and Croft have been employees of Eaton Vance for more than five years. Prior to joining the Eaton Vance organization on December 31, 2016, Mr. Khanduja was a Portfolio Manager and Head of Taxable Fixed Income at Calvert Investment Management, Inc. (“CIM”) since July 2012.

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EATON VANCE CORE PLUS BOND FUND

Supplement to Statement of Additional Information dated February 1, 2019

Effective June 24, 2019, the following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Matthew T. Buckley
Registered Investment Companies	1	$217.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$11.6	0	$0
John H. Croft*
Registered Investment Companies	8	$5,901.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$8.3	0	$0
Vishal Khanduja*
Registered Investment Companies	15	$8,193.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	17	$513.9	0	$0
* As of May 31, 2019

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Matthew T. Buckley	None	$100,001 - $500,000
John H. Croft	None*	$100,001 - $500,000
Vishal Khanduja	None*	$50,001 - $100,000
* As of May 31, 2019

June 21, 2019